Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000008547
Account Value [Line Items]
Line Graph and Table Measure Name		Praxis Impact Bond Fund - Class A
Account Value	$ 10,642	$ 9,626	$ 10,520	$ 9,965	$ 11,469	$ 11,731	$ 10,917	$ 10,132	$ 10,168	$ 9,862	$ 9,657
C000035282
Account Value [Line Items]
Line Graph and Table Measure Name		Praxis Impact Bond Fund - Class I
Account Value	115,101	$ 100,000	113,251	106,971	122,460	124,867	115,686	106,969	106,880	103,184	100,620
C000008549
Account Value [Line Items]
Line Graph and Table Measure Name		Praxis International Index - Class A
Account Value	14,528	$ 9,471	13,651	11,921	14,314	13,350	11,880	9,937	11,709	9,369	8,925
C000035283
Account Value [Line Items]
Line Graph and Table Measure Name		Praxis International Index - Class I
Account Value	162,809	$ 100,000	152,327	132,376	157,935	146,463	129,406	107,436	125,682	100,008	94,812
C000008551
Account Value [Line Items]
Line Graph and Table Measure Name		Praxis Value Index Fund - Class A
Account Value	22,814	$ 9,478	20,684	17,231	18,700	15,017	14,498	10,966	11,981	10,301	8,870
C000035284
Account Value [Line Items]
Line Graph and Table Measure Name		Praxis Value Index Fund - Class I
Account Value	251,056	$ 100,000	226,898	188,424	203,817	162,955	156,578	117,959	128,306	109,745	93,998
C000047793
Account Value [Line Items]
Line Graph and Table Measure Name		Praxis Growth Index Fund - Class A
Account Value	37,639	$ 9,473	28,291	21,849	30,522	23,194	17,464	13,286	13,293	10,526	9,824
C000047795
Account Value [Line Items]
Line Graph and Table Measure Name		Praxis Growth Index Fund - Class I
Account Value	411,309	$ 100,000	308,245	237,440	330,606	250,520	188,089	142,587	142,037	112,034	104,104
C000047796
Account Value [Line Items]
Line Graph and Table Measure Name		Praxis Small Cap Index Fund - Class A
Account Value	16,767	$ 9,472	15,545	13,416	16,787	13,267	12,019	9,903	10,830	9,784	9,043
C000047798
Account Value [Line Items]
Line Graph and Table Measure Name		Praxis Small Cap Index Fund - Class I
Account Value	188,436	$ 100,000	173,688	148,873	185,178	145,396	130,935	107,217	116,322	104,585	96,010
C000080567
Account Value [Line Items]
Line Graph and Table Measure Name		Praxis Genesis Conservative Portfolio
Account Value	13,274	$ 9,474	12,622	11,498	13,462	12,892	11,691	10,333	10,613	9,794	9,397
C000080568
Account Value [Line Items]
Line Graph and Table Measure Name		Praxis Genesis Balanced Portfolio
Account Value	16,727	$ 9,473	15,342	13,440	16,011	14,325	12,681	10,697	11,247	9,920	9,308
C000080569
Account Value [Line Items]
Line Graph and Table Measure Name		Praxis Genesis Growth Portfolio
Account Value	19,136	$ 9,478	17,159	14,668	17,684	15,151	13,280	10,872	11,630	9,965	9,242
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	11,432	$ 10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value	114,317	$ 100,000	112,906	106,991	122,992	124,918	116,196	106,879	106,867	103,212	100,550
Morningstar Global ex-US Target Market Exposure NR USD
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Global ex-US Target Market Exposure NR USD
Account Value	16,262	$ 10,000	15,432	13,345	15,760	14,560	13,153	10,820	12,516	9,889	9,446
Morningstar Global ex-US Target Market Exposure NR USD
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Global ex-US Target Market Exposure NR USD
Account Value	$ 162,618	$ 100,000	154,325	133,451	157,600	145,600	131,531	108,204	125,160	98,886	94,462
CRSP US Total Market TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Total Market Index
Account Value	$ 32,483	10,000	26,244	20,832	25,877	20,582	17,011	13,002	13,710	11,313	10,040
CRSP US Total Market TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Total Market Index
Account Value	$ 324,825	100,000	262,439	208,325	258,767	205,821	170,110	130,017	137,102	113,130	100,403
CRSP US Total Market TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Total Market Index
Account Value	$ 32,483	10,000	26,244	20,832	25,877	20,582	17,011	13,002	13,710	11,313	10,040
CRSP US Total Market TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Total Market Index
Account Value	$ 324,825	100,000	262,439	208,325	258,767	205,821	170,110	130,017	137,102	113,130	100,403
CRSP US Total Market TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Total Market Index
Account Value	$ 32,483	10,000	26,244	20,832	25,877	20,582	17,011	13,002	13,710	11,313	10,040
CRSP US Total Market TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Total Market Index
Account Value	$ 324,825	$ 100,000	262,439	208,325	258,767	205,821	170,110	130,017	137,102	113,130	100,403
S&P Target Risk Conservative Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Conservative Index
Account Value	14,832	$ 10,000	13,915	12,543	14,583	13,890	12,666	11,111	11,423	10,397	9,894
S&P Target Risk Growth Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Growth Index
Account Value	18,583	$ 10,000	16,782	14,545	17,167	15,415	13,784	11,564	12,261	10,567	9,906
S&P Target Risk Aggressive Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Aggressive Index
Account Value	21,438	$ 10,000	18,889	15,953	19,022	16,452	14,549	11,849	12,830	10,681	9,921
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 25,950	$ 10,000	23,110	18,907	19,949	15,972	15,758	11,944	13,119	11,372	9,687
CRSP US Large Cap Value Index TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Large Cap Value Index
Account Value	$ 25,959	$ 10,000	22,378	20,498	20,920	16,535	16,169	12,848	13,581	11,592	9,914
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Account Value	$ 259,498	$ 100,000	231,102	189,072	199,487	159,720	157,578	119,441	131,186	113,719	96,865
CRSP US Large Cap Value Index TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Large Cap Value Index
Account Value	$ 259,594	$ 100,000	223,780	204,983	209,196	165,353	161,693	128,479	135,813	115,924	99,142
S&P 500 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 41,483	$ 10,000	30,485	23,444	33,210	25,157	18,848	14,374	14,375	11,280	10,552
CRSP US Large Cap Growth Index TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Large Cap Growth Index
Account Value	$ 43,350	$ 10,000	32,659	22,238	33,255	26,124	18,624	13,563	14,032	10,975	10,338
S&P 500 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 414,826	$ 100,000	304,855	234,443	332,097	251,566	188,482	143,736	143,750	112,799	105,524
CRSP US Large Cap Growth Index TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Large Cap Growth Index
Account Value	$ 433,504	$ 100,000	326,595	222,385	332,551	261,236	186,240	135,633	140,319	109,747	103,382
S&P SmallCap 600 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 23,579	$ 10,000	21,692	18,692	22,278	17,567	15,785	12,856	14,048	12,406	9,803
CRSP US Small Cap Index TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Small Cap Index
Account Value	$ 23,805	$ 10,000	20,842	17,650	21,430	18,205	15,289	12,005	13,240	11,391	9,632
S&P SmallCap 600 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 235,787	$ 100,000	216,923	186,917	222,781	175,668	157,851	128,563	140,477	124,059	98,027
CRSP US Small Cap Index TR USD
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Small Cap Index
Account Value	$ 238,051	100,000	208,419	176,497	214,298	182,050	152,890	120,055	132,404	113,909	96,319
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
CRSP US Total Market TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Total Market Index
Account Value	$ 32,483	10,000	26,244	20,832	25,877	20,582	17,011	13,002	13,710	11,313	10,040
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
CRSP US Total Market TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Total Market Index
Account Value	$ 32,483	10,000	26,244	20,832	25,877	20,582	17,011	13,002	13,710	11,313	10,040
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	10,000	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055
CRSP US Total Market TR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP U.S. Total Market Index
Account Value	$ 32,483	$ 10,000	$ 26,244	$ 20,832	$ 25,877	$ 20,582	$ 17,011	$ 13,002	$ 13,710	$ 11,313	$ 10,040